Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Quota capital [member]	Retained earnings [member]	Other reserves [member]	Treasury quotas [member]	Total [member]	Non-controlling interests [member]
Balance at the beginning of the year at Dec. 31, 2017	R$ 56,099	R$ 8,550	R$ 38,857	R$ 7,057		R$ 54,464	R$ 1,635
Profit for the year	56,678		56,613			56,613	65
Other comprehensive income:
Foreign exchange variation of investee located abroad	719			719		719
Capital increase (deacrease)	536	270				270	266
Allocation of profit:
Dividends	(45,966)		(45,759)			(45,759)	(207)
Balance at the ending of the year at Dec. 31, 2018	68,066	8,820	49,711	7,776		66,307	1,759
Profit for the year	155,632		151,373			151,373	4,259
Other comprehensive income:
Foreign exchange variation of investee located abroad	343			343		343
Capital increase (deacrease)	580						580
Treasury quotas bought	(225)				R$ (225)	(225)
Treasury quotas canceled		(225)			R$ 225
Allocation of profit:
Dividends	(109,671)		(109,654)			(109,654)	(17)
Balance at the ending of the year at Dec. 31, 2019	114,725	8,595	91,430	8,119		108,144	6,581
Profit for the year	169,154		170,199			170,199	(1,045)
Other comprehensive income:
Foreign exchange variation of investee located abroad	2,372			2,372		2,372
Capital increase (deacrease)	(765)	135				135	(900)
Acquisition of non-controlling quotas	(1,183)						(1,183)
Allocation of profit:
Dividends	(265,067)		R$ (261,629)			(261,629)	(3,438)
Balance at the ending of the year at Dec. 31, 2020	R$ 19,236	R$ 8,730		R$ 10,491		R$ 19,221	R$ 15